NOTE 4: TAXES RECEIVABLE: Schedule of Taxes Receivable (Details) - SDA Mill, Audited - USD ($)	Nov. 30, 2017	Dec. 31, 2016
Taxes Recoverable, VAT	$ 259,223	$ 438,749
Taxes Recoverable, Tax	100,018	225,967
Taxes Recoverable, Total	$ 359,241	$ 664,716